Loan to third parties	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Loan To Third Parties
Loan to third parties

5 Loan to third party

	As of
	April 30, 2025	October 31, 2025	October 31, 2025
	S$ Audited	S$ Unaudited	US$ Unaudited
Loan to third party	1,623,608	1,121,323	861,737
Allowance for impairment of loan	(1,223,608)	(1,121,323)	(861,737)
	400,000	-	-

On 19th January 2024, the Company provided a loan to PT Neura Integrasi Solusi, a technology company providing pathology related software solutions. The loan bears an interest at a rate of 1% per annum, with a maturity date of 36 months and is due on demand. The purpose of the loan was to provide working capital for our Indonesian partner in the expansion of our business. As of April 30, 2025 the carrying amount of the loan has been partially impaired by S$1,223,608, with a carrying amount of S$400,000 after the impairment. As of October 31, 2025, repayment of S$502,283 was received resulting in a reversal of impairment of S$102,283.

5	Loan to third parties

	As of April 30,
	2024	2025	2025
	S$	S$	US$
Loan to third parties	1,530,982	1,623,608	1,243,684
Allowance for impairment of loan	-	(1,223,608)	(937,284)
	1,530,982	400,000	306,400

On 19th January 2024, the Company provided a loan to PT Neura Integrasi Solusi, a technology company providing pathology related software solutions. The loan bears an interest at a rate of 1% per annum, with a maturity date of 36 months and is due on demand. The purpose of the loan was to provide working capital for our Indonesian partner in the expansion of our business. For the year ending April 30, 2025, the Company loaned a total of S$153,305 (US$114,000) to PT Neura Integrasi Solusi while repayment made by PT Neura Integrasi Solusi was S$60,680 (US$45,000), giving rise to a balance of S$1,623,608 (US$1,243,684) as at April 30, 2025.

The carrying amount of the loan as of April 30, 2025 has been partially impaired by S$1,223,608 (US$937,284), with S$400,000 (US$306,400) as the carrying amount after impairment. As of August 2025, the Company has reached an agreement with PT Neura Integrasi Solusi where the first repayment of approximately S$400,000 will happen in September 2025, expecting to make a total repayment of S$1,000,000 by December 31, 2025. The borrower of the loan, PT Neura Integrasi Solusi is neither affiliated with the Company nor the shareholders of the Company.